RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Right of use assets	$ 3,702	$ 1,810	$ 2,289
Lease liability	4,887	$ 3,025	$ 3,800
Operating Lease Agreement With TMRE Llc [Member]
Related Party Transaction [Line Items]
Right of use assets	500
Lease liability	500
Annual commitment	200
Operating Lease Agreement With Jes Besitzgesellschaft Gmbh [Member]
Related Party Transaction [Line Items]
Right of use assets	200
Lease liability	200
Annual commitment	100
Operating Lease Agreement With Sitraco Uk Limited [Member]
Related Party Transaction [Line Items]
Right of use assets	200
Lease liability	200
Annual commitment	$ 100